Goodwill and intangible assets - Narrative (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) reportingUnit	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Goodwill [Line Items]
Number of reporting units | reportingUnit			6
Goodwill impairment		$ 0	$ 680,000,000	$ 0	$ 0
Investment and Wealth Management
Goodwill [Line Items]
Goodwill impairment			680,000,000
Goodwill, fair value	$ 7,000,000,000		$ 6,000,000,000
Goodwill impairment loss	(0.07)
Investment and Wealth Management | Measurement Input, Discount Rate
Goodwill [Line Items]
Discount rate	10.50%	10.00%